Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net income for the year	R$ 960	R$ 2,326	R$ 836
-Items that may be subsequently reclassified to the Statements of Income in subsequent periods:
Foreign currency translation	(1,405)	2,145	214
Fair value of trade receivable	(1)	1	(15)
Derivatives	3	17	5
Income taxes related to other comprehensive income	(8)	3	16
-Items that will not be reclassified to the Statements of Income in subsequent periods:
Other comprehensive income	3	(4)	(2)
Other comprehensive income (loss) for the year, net of income tax	(1,408)	2,162	218
Total comprehensive income for the year	(448)	4,488	1,054
Total comprehensive income attributable to:
Controlling shareholders	(316)	3,748	945
Non-controlling shareholders	R$ (132)	R$ 740	R$ 109